Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives and Hedging Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
SunEdison Semiconductor's derivatives and hedging activities consist of:

			Assets (Liabilities) Fair Value
			As of December 31,
In millions	Balance Sheet Classification		2015	2014
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets		$0.5	$0.2
Currency forward contracts (1)	Accrued liabilities		$(0.6)	$(0.9)
(1) Currency forward contracts are recorded on the consolidated balance sheet at fair value using Level 1 inputs.

		Losses
		Year Ended December 31,
In millions	Statement of Operations Classification	2015	2014	2013
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$3.7	$2.0	$14.3